Supplemental Cash Flow Disclosures (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Supplemental cash flow disclosures
Interest paid	$ 54,955,000	$ 42,904,000	$ 44,048,000
Income taxes paid (refunded)	33,276,000	157,778,000	(58,609,000)
Supplemental cash flows, stock based compensation
Cash receipts upon exercise of stock options	5,166,000	10,468,000	900,000
Cash disbursements for payments of taxes	(4,336,000)	(4,684,000)	(3,105,000)
Net cash receipts (disbursements) from exercise of stock options and vesting of other stock awards	830,000	5,784,000	(2,205,000)
Auction 901 Mobility Funds
Supplemental cash flow disclosures
FCC auction date	Sep. 27, 2012
Letters of credit outstanding	17,400,000
FCC auction amount received	13,400,000
FCC auction number of states won	10
Other assets and deferred charges | Auction 901 Mobility Funds
Supplemental cash flow disclosures
FCC auction amount received	1,900,000
Property, plant and equipment, net | Auction 901 Mobility Funds
Supplemental cash flow disclosures
FCC auction amount received	11,500,000
Maximum | Auction 901 Mobility Funds
Supplemental cash flow disclosures
FCC auction amount	300,000,000
FCC auction amount awarded	40,100,000
Common Shares
Supplemental cash flows, stock based compensation
Shares withheld	163,355	606,582	92,846
Aggregate value of shares withheld	$ 6,868,000	$ 25,179,000	$ 3,604,000